Schedule I Financial Statements of Cleco Corporation, Condensed Statements of Comprehensive Income (Details) - USD ($) $ in Thousands		3 Months Ended									9 Months Ended		12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Apr. 12, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
Condensed Statements of Comprehensive Income [Abstract]
Net (loss) income		$ 18,180	$ 39,621	$ (81,914)							$ (24,113)	$ (24,113)
Other comprehensive income (loss), net of tax:
Postretirement benefits gain (loss), net of tax												1,500
Net gain on cash flow hedges, net of tax												0
Total other comprehensive income (loss), net of tax											$ 1,500	1,500
Comprehensive income, net of tax												(22,613)
Successor [Member] | Cleco Holdings [Member]
Condensed Statements of Comprehensive Income [Abstract]
Net (loss) income												(24,113)
Other comprehensive income (loss), net of tax:
Postretirement benefits gain (loss), net of tax												1,500
Net gain on cash flow hedges, net of tax												0
Total other comprehensive income (loss), net of tax												1,500
Comprehensive income, net of tax												$ (22,613)
Predecessor [Member]
Condensed Statements of Comprehensive Income [Abstract]
Net (loss) income	$ (23,328)				$ (3,960)	$ 19,368	$ 21,850	$ 54,663	$ 30,234	$ 26,922			$ 133,669	$ 154,739
Other comprehensive income (loss), net of tax:
Postretirement benefits gain (loss), net of tax					587								5,869	(7,001)
Net gain on cash flow hedges, net of tax					60								211	212
Total other comprehensive income (loss), net of tax					647								6,080	(6,789)
Comprehensive income, net of tax					(3,313)								139,749	147,950
Predecessor [Member] | Cleco Holdings [Member]
Condensed Statements of Comprehensive Income [Abstract]
Net (loss) income					(3,960)								133,669	154,739
Other comprehensive income (loss), net of tax:
Postretirement benefits gain (loss), net of tax					587								5,869	(7,001)
Net gain on cash flow hedges, net of tax					60								211	212
Total other comprehensive income (loss), net of tax					647								6,080	(6,789)
Comprehensive income, net of tax					$ (3,313)								$ 139,749	$ 147,950